MS P-1
MS PZ-1
                       SUPPLEMENT DATED OCTOBER 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS

                       FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

The prospectus is amended to reflect the new management fee schedule approved by the Board of Directors on June 16, 2004 as follows:

I. The information under "Management" relating to the management fees is amended by adding the following information after the table disclosing management fees paid for the fiscal year ended December 31, 2003:

 The table below shows the management fee payable annually by each Fund to the manager for its services, as a percentage of average daily net assets, effective July 1, 2004:

                                MANAGEMENT FEES (%)
--------------------------------------------------------------------------------
Mutual Beacon Fund and          0.60 of the value of net assets up to and
                                including $5 billion
Mutual Qualified Fund           0.57 of the value of net assets over $5 billion
                                up to and including $7 billion
                                0.55 of the value of net assets over $7 billion
                                up to and including $10 billion
                                0.54 of the value of net assets over $10 billion
--------------------------------------------------------------------------------
Mutual Discovery Fund           0.80 of the value of net assets up to and
                                including $4 billion
                                0.77 of the value of net assets over $4 billion
                                up to and including $7 billion
                                0.75 of the value of net assets over $7 billion
                                up to and including $10 billion
                                0.73 of the value of net assets over $10 billion
--------------------------------------------------------------------------------
Mutual European Fund and        0.80 of the value of net assets up to and
                                including $1 billion
Mutual Financial                0.77 of the value of net assets over $1 billion
                                up to and including $2 billion
  Services Fund                 0.75 of the value of net assets over $2 billion
                                up to and including $5 billion
                                0.73 of the value of net assets over $5 billion
--------------------------------------------------------------------------------
Mutual Shares Fund              0.60 of the value of net assets up to and
                                including $5 billion
                                0.57 of the value of net assets over $5 billion up to and including $10 billion
                                0.55 of the value of net assets over $10 billion up to and including $15 billion
                                0.53 of the value of net assets over $15 billion up to and including $20 billion
                                0.51 of the value of net assets over $20 billion


II. The "Annual Fund Operating Expenses" table for Mutual Shares Fund and the related footnote and Examples are replaced with the following, effective July 1, 2004:
 ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                                                             MUTUAL
 CLASS A                                                     SHARES
------------------------------------------------------------------------------
 Management fees/1 ..........................................  0.59%
 Distribution and service (12b-1) fees  .....................  0.35%
 Other expenses (including administration fees)  ............  0.25%
                                                               -----
 Total annual Fund operating expenses ......................   1.19%
------------------------------------------------------------------------------

 CLASS B
------------------------------------------------------------------------------
 Management fees/1 ..........................................  0.59%
 Distribution and service (12b-1) fees  .....................  1.00%
 Other expenses (including administration fees)  ............  0.25%
                                                               -----
 Total annual Fund operating expenses ......................   1.84%
------------------------------------------------------------------------------

 CLASS C
------------------------------------------------------------------------------
 Management fees/1 ..........................................  0.59%
 Distribution and service (12b-1) fees  .....................  1.00%
 Other expenses (including administration fees)  ............  0.25%
                                                               -----
 Total annual Fund operating expenses ......................   1.84%
------------------------------------------------------------------------------

 CLASS R
------------------------------------------------------------------------------
 Management fees/1 ..........................................  0.59%
 Distribution and service (12b-1) fees  .....................  0.50%
 Other expenses (including administration fees)  ............  0.25%
                                                               -----
 Total annual Fund operating expenses ......................   1.34%
------------------------------------------------------------------------------

 CLASS Z
------------------------------------------------------------------------------
 Management fees/1 ..........................................  0.59%
 Distribution and service (12b-1) fees  .....................  None
 Other expenses (including administration fees)  ............  0.25%
                                                               -----
 Total annual Fund operating expenses ......................   0.84%
------------------------------------------------------------------------------

 1. The expense information in the tables above has been restated to reflect management fees that went into effect as of July 1, 2004. In addition, for the fiscal year ended December 31, 2003, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Qualified and Mutual Shares Funds' investments in a Franklin Templeton money fund. This reduction is required by the Funds' Board of Directors and an exemptive order by the Securities and Exchange Commission. Under this agreement, the manager waived less than 0.01% of its fees.

 EXAMPLE
 This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes: o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                             MUTUAL
                                                             SHARES
------------------------------------------------------------------------------
 If you sell your shares at the end of the period:

 CLASS A
 1 Year/1 .................................................. $ 689
 3 Years ................................................... $  931
 5 Years ................................................... $1,192
 10 Years .................................................. $1,935

 CLASS B
 1 Year .................................................... $  587
 3 Years ................................................... $  879
 5 Years ................................................... $1,195
 10 Years/2 ................................................ $1,989

 CLASS C/3
 1 Year .................................................... $  287
 3 Years ................................................... $  579
 5 Years ................................................... $  995
 10 Years .................................................. $2,159

 CLASS R
 1 Year .................................................... $  236
 3 Years ................................................... $  425
 5 Years ................................................... $  734
 10 Years .................................................. $1,613


                                                             MUTUAL
                                                             SHARES
-------------------------------------------------------------------
 If you do not sell your shares:

 CLASS B
 1 Year .................................................... $  187
 3 Years ................................................... $  579
 5 Years ................................................... $  995
 10 Years/2 ................................................ $1,989

 CLASS C/3
 1 Year .................................................... $  187
 3 Years ................................................... $  579
 5 Years ................................................... $  995
 10 Years .................................................. $2,159

 CLASS R
 1 Year .................................................... $  136
 3 Years ................................................... $  425
 5 Years ................................................... $  734
 10 Years .................................................. $1,613

 1. Assumes a contingent deferred sales charge (CDSC) will not apply.
 2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
 3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were:
                                                             MUTUAL
                                                             SHARES
------------------------------------------------------------------------------
   If you sell your shares at the end of the period:

   CLASS C
   1 Year .................................................. $  384
   3 Years ................................................. $  673
   5 Years ................................................. $1,086
   10 Years ................................................ $2,237

   If you do not sell your shares:

   CLASS C
   1 Year .................................................. $  285
   3 Years ................................................. $  673
   5 Years ................................................. $1,086
   10 Years ................................................ $2,237

               Please keep this supplement for future reference.











MS SA-1
MS SAA-1
                        SUPPLEMENT DATED OCTOBER 1, 2004
                           TO THE CURRENTLY EFFECTIVE
                       STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

The statement of additional information is amended as follows:

The information under "Management and Other Services - Management Fee" is amended by adding the following information at the end of such section:

 The table below shows the management fee payable annually by each Fund to the manager for its services, as a percentage of average daily net assets, effective as of July 1, 2004:

                                Management Fees (%)
-------------------------------------------------------------------------------
Mutual Beacon Fund and          0.60 of the value of net assets up to and
                                including $5 billion
Mutual Qualified Fund           0.57 of the value of net assets over $5 billion
                                up to and including $7 billion
                                0.55 of the value of net assets over $7 billion
                                up to and including $10 billion
                                0.54 of the value of net assets over $10 billion
-------------------------------------------------------------------------------
Mutual Discovery Fund           0.80 of the value of net assets up to and
                                including $4 billion
                                0.77 of the value of net assets over $4 billion
                                up to and including $7 billion
                                0.75 of the value of net assets over $7
                                billion up to and including $10 billion
                                0.73 of the value of net assets over $10 billion
-------------------------------------------------------------------------------
Mutual European Fund and        0.80 of the value of net assets up to and
                                including $1 billion
Mutual Financial Services Fund  0.77 of the value of net assets over $1 billion up to and including $2 billion
                                0.75 of the value of net assets over $2 billion
                                up to and including $5 billion
                                0.73 of the value of net assets over $5 billion
-------------------------------------------------------------------------------
Mutual Shares Fund              0.60 of the value of net assets up to and
                                including $5 billion
                                0.57 of the value of net assets over $5
                                billion up to and including $10 billion
                                0.55 of the value of net assets over $10
                                billion up to and including $15 billion
                                0.53 of the value of net assets over $15
                                billion up to and including $20 billion
                                0.51 of the value of net assets over $20
                                billion
-------------------------------------------------------------------------------

            Please keep this supplement for future reference.